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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                   	  Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Research Fund
         Schedule of Investments  9/30/08 (unaudited)

Shares                                                         Value

         Common Stocks - 99.3 %
         Energy - 13.4 %
         Integrated Oil & Gas - 6.7 %
49,766   Chevron Corp.                                      $4,104,700
44,200   Exxon Mobil Corp.                                   3,432,572
29,600   USX-Marathon Group, Inc.                            1,180,152
                                                            $8,717,424
         Oil & Gas Drilling - 0.9 %
7,900    ENSCO International, Inc.                          $ 455,277
7,000    Transocean Offshore, Inc. *                          768,880
                                                            $1,224,157
         Oil & Gas Equipment & Services - 0.9 %
48,308   Weatherford Intl, Inc. *                           $1,214,463
         Oil & Gas Exploration & Production - 3.5 %
19,632   Apache Corp.                                       $2,047,225
18,700   Range Resources Corp                                 801,669
38,400   XTO Energy, Inc.                                    1,786,368
                                                            $4,635,262
         Oil & Gas Storage & Transporation - 1.3 %
135,942  EL Paso Corp. (b)                                  $1,734,620
         Total Energy                                       $17,525,926
         Materials - 3.1 %
         Diversified Chemical - 0.6 %
24,203   Dow Chemical Co.                                   $ 769,171
         Diversified Metals & Mining - 1.2 %
15,637   Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 888,963
62,400   Titanium Metals Corp. (b)                            707,616
                                                            $1,596,579
         Fertilizers & Agricultural Chemicals - 0.5 %
5,300    Potash Corp. Saskatchewan, Inc.                    $ 699,653
         Industrial Gases - 0.8 %
14,176   Praxair, Inc.                                      $1,016,986
         Total Materials                                    $4,082,389
         Capital Goods - 8.4 %
         Aerospace & Defense - 2.6 %
24,408   Northrop Grumman Corp. *                           $1,477,660
33,290   United Technologies Corp.                           1,999,397
                                                            $3,477,057
         Construction & Engineering - 0.9 %
77,146   KBR, Inc.                                          $1,178,019
         Industrial Conglomerates - 2.3 %
44,725   3M Co.                                             $3,055,165
         Industrial Machinery - 1.5 %
34,872   Crane Co.                                          $1,036,047
11,793   SPX Corp.                                            908,061
                                                            $1,944,108
         Trading Companies & Distributors - 1.1 %
16,500   W.W. Grainger, Inc.                                $1,435,005
         Total Capital Goods                                $11,089,354
         Transportation - 2.4 %
         Air Freight & Couriers - 0.9 %
18,046   United Parcel Service                              $1,134,913
         Railroads - 1.5 %
10,638   Burlington Northern, Inc.                          $ 983,270
15,100   Norfolk Southern Corp.                               999,771
                                                            $1,983,041
         Total Transportation                               $3,117,954
         Automobiles & Components - 0.3 %
         Auto Parts & Equipment - 0.3 %
11,060   BorgWarner, Inc.                                   $ 362,436
         Total Automobiles & Components                     $ 362,436
         Consumer Services - 2.4 %
         Casinos & Gaming - 0.2 %
10,739   MGM Mirage * (b)                                   $ 306,062
         Restaurants - 2.2 %
45,874   McDonald's Corp.                                   $2,830,426
         Total Consumer Services                            $3,136,488
         Media - 3.0 %
         Movies & Entertainment - 2.2 %
49,739   The Walt Disney Co.                                $1,526,490
52,543   Viacom, Inc. (Class B) *                            1,305,168
                                                            $2,831,658
         Publishing - 0.8 %
34,300   McGraw-Hill Co., Inc.                              $1,084,223
         Total Media                                        $3,915,881
         Retailing - 2.6 %
         Apparel Retail - 0.9 %
29,862   TJX Companies, Inc.                                $ 911,388
6,829    Abercrombie & Fitch, Inc.                            269,404
                                                            $1,180,792
         Department Stores - 0.8 %
30,863   J.C. Penney Co., Inc.                              $1,029,639
         General Merchandise Stores - 0.9 %
24,881   Target Corp.                                       $1,220,413
         Total Retailing                                    $3,430,844
         Food & Drug Retailing - 2.9 %
         Drug Retail - 0.7 %
26,659   CVS Corp.                                          $ 897,392
         Hypermarkets & Supercenters - 2.2 %
49,350   Wal-Mart Stores, Inc.                              $2,955,572
         Total Food & Drug Retailing                        $3,852,964
         Food, Beverage & Tobacco - 7.0 %
         Packaged Foods & Meats - 1.1 %
20,300   General Mills, Inc.                                $1,395,016
         Soft Drinks - 1.3 %
24,800   PepsiCo, Inc.                                      $1,767,496
         Tobacco - 4.6 %
56,750   Altria Group, Inc.                                 $1,125,920
41,591   Lorillard, Inc.                                     2,959,200
40,950   Phillip Morris International                        1,969,695
                                                            $6,054,815
         Total Food Beverage & Tobacco                      $9,217,327
         Household & Personal Products - 2.5 %
         Household Products - 0.8 %
15,505   Church & Dwight Co., Inc.                          $ 962,705
         Personal Products - 1.7 %
40,800   Alberto-Culver Co. (Class B) (b)                   $1,111,392
23,128   Estee Lauder Co.                                    1,154,318
                                                            $2,265,710
         Total Household & Personal Products                $3,228,415
         Health Care Equipment & Services - 4.3 %
         Health Care Equipment - 3.1 %
21,428   Insulet Corp. * (b)                                $ 298,278
34,524   Medtronic, Inc.                                     1,729,652
28,967   Thoratec Corp. *                                     760,384
19,300   Zimmer Holdings, Inc. *                             1,246,008
                                                            $4,034,322
         Managed Health Care - 1.2 %
24,400   CIGNA Corp. *                                      $ 829,112
28,500   United Healthcare Group, Inc. *                      723,615
                                                            $1,552,727
         Total Health Care Equipment & Services             $5,587,049
         Pharmaceuticals & Biotechnology - 8.8 %
         Biotechnology - 2.4 %
12,200   Alexion Pharmaceuticals, Inc. * (b)                $ 479,460
19,000   Amgen, Inc. *                                       1,126,130
19,175   BioMarin Pharmaceutical, Inc. * (b)                  507,946
6,700    Genentech, Inc.                                      594,156
17,940   Cubist Pharmaceuticals, Inc. * (b)                   398,806
                                                            $3,106,498
         Life Sciences Tools & Services - 1.3 %
18,134   Advanced Magnetics, Inc. * (b)                     $ 702,330
17,801   Thermo Fisher Scientific, Inc. *                     979,055
                                                            $1,681,385
         Pharmaceuticals - 5.1 %
11,900   Abbott Laboratories                                $ 685,202
42,706   Bristol-Myers Squibb Co.                             890,420
52,531   Cardiome Pharma Corp. * (b)                          399,236
43,600   Johnson & Johnson                                   3,020,608
41,660   Schering-Plough Corp.                                769,460
19,709   Teva Pharmaceutical Industries, Ltd. (b)             902,475
                                                            $6,667,401
         Total Pharmaceuticals & Biotechnology              $11,455,284
         Banks - 3.3 %
         Regional Banks - 2.8 %
33,186   PNC Bank Corp. (b)                                 $2,478,994
31,981   Zions BanCorp. (b)                                  1,237,665
                                                            $3,716,659
         Thrifts & Mortgage Finance - 0.5 %
40,000   New York Community Bancorp, Inc. (b)               $ 670,800
         Total Banks                                        $4,387,459
         Diversified Financials - 8.1 %
         Asset Management & Custody Banks - 2.4 %
22,774   Franklin Resources, Inc.                           $2,007,073
35,553   The Bank of New York Mellon Corp.                   1,158,317
                                                            $3,165,390
         Investment Banking & Brokerage - 2.1 %
16,924   Investment Technology Group, Inc.                  $ 514,997
52,149   Lazard, Ltd.                                        2,229,891
                                                            $2,744,888
         Specialized Finance - 3.6 %
8,080    CME Group, Inc.                                    $3,001,830
22,100   IntercontinentalExchange, Inc. *                    1,783,028
                                                            $4,784,858
         Total Diversified Financials                       $10,695,136
         Insurance - 3.0 %
         Life & Health Insurance - 0.7 %
16,600   Aflac, Inc.                                        $ 975,250
         Property & Casualty Insurance - 2.3 %
23,850   Chubb Corp.                                        $1,309,365
36,964   The Traveler Companies, Inc.                        1,670,773
                                                            $2,980,138
         Total Insurance                                    $3,955,388
         Real Estate - 1.5 %
         Retail Real Estate Investment Trust - 0.8 %
10,651   Simon Property Group (b)                           $1,033,147
         Specialized Real Estate Investment Trust - 0.7 %
9,000    Public Storage, Inc.                               $ 891,090
         Total Real Estate                                  $1,924,237
         Software & Services - 6.3 %
         Application Software - 1.0 %
30,929   Citrix Systems, Inc. *                             $ 781,267
39,900   Nuance Communications, Inc. * (b)                    486,381
                                                            $1,267,648
         Internet Software & Services - 0.9 %
22,900   Omniture, Inc. * (b)                               $ 420,444
47,547   Yahoo!, Inc. *                                       822,563
                                                            $1,243,007
         Systems Software - 4.4 %
62,317   Macrovision Corp. *                                $ 958,435
118,644  Microsoft Corp.                                     3,166,608
78,713   Oracle Corp. *                                      1,598,661
                                                            $5,723,704
         Total Software & Services                          $8,234,359
         Technology Hardware & Equipment - 7.6 %
         Communications Equipment - 3.1 %
110,037  Cisco Systems, Inc. *                              $2,482,435
100,360  Corning, Inc.                                       1,569,630
                                                            $4,052,065
         Computer Hardware - 4.2 %
14,900   Apple, Inc. *                                      $1,693,534
83,678   Hewlett-Packard Co.                                 3,869,271
                                                            $5,562,805
         Computer Storage & Peripherals - 0.4 %
24,200   Logitech International SA (A.D.R.) *               $ 564,344
         Total Technology Hardware & Equipment              $10,179,214
         Semiconductors - 2.1 %
         Semiconductor Equipment - 1.1 %
100,061  Applied Materials, Inc.                            $1,513,923
         Semiconductors - 1.0 %
33,600   Analog Devices, Inc.                               $ 885,360
73,521   Infineon Technologies, Inc.                          409,456
                                                            $1,294,816
         Total Semiconductors                               $2,808,739
         Telecommunication Services - 3.0 %
         Alternative Carriers - 0.6 %
69,775   Time Warner Telecom * (b)                          $ 724,962
         Integrated Telecom Services - 2.4 %
76,252   Verizon Communications, Inc.                       $2,446,927
69,610   Windstream Corp.                                     761,533
                                                            $3,208,460
         Total Telecommunication Services                   $3,933,422
         Utilities - 3.4 %
         Gas Utilities - 0.3 %
9,710    Questar Corp.                                      $ 397,333
         Independent Power Producer & Energy Traders - 0.6 %
29,113   NRG Energy, Inc. * (b)                             $ 720,547
         Multi-Utilities - 2.7 %
25,523   NSTAR                                              $ 855,012
29,311   Public Service Enterprise Group                      961,108
29,800   Sempra Energy                                       1,504,006
                                                            $3,320,126
         Total Utilities                                    $4,438,006
         Total Common Stocks
         (Cost  $141,079,936)                               $130,558,271

         Temporary Cash Investment - 9.2%
         Securities Lending Collateral  - 9.2%
         Certificates of Deposit:
209,018  Citibank, 2.73%, 10/30/08                          $ 209,018
209,018  Abbey National Plc, 3.15%, 8/13/09                   209,018
209,117  Banco Santander NY, 3.09%, 12/22/08                  209,117
208,968  Bank of Nova Scotia, 3.18%, 5/5/09                   208,968
75,224   Bank of Scotland NY, 2.89%, 11/4/08                   75,224
333,787  Bank of Scotland NY, 3.03%, 6/5/09                   333,787
376,232  Barclays Bank, 3.18%, 5/27/09                        376,232
418,035  BNP Paribas NY,  2.72% 11/3/08                       418,035
41,747   Calyon NY, 2.69%, 1/16/09                             41,747
24,627   Calyon NY, 2.69%, 1/16/09                             24,627
376,232  DNB NOR Bank ASA NY, 2.9%, 6/8/09                    376,232
382,920  Intesa SanPaolo S.p.A., 2.72%, 5/22/09               382,920
24,182   NORDEA NY, 2.72%, 4/9/09                              24,182
20,052   NORDEA NY, 2.73%, 12/1/08                             20,052
313,527  Royal Bank of Canada NY, 3.0%, 8/7/09                313,527
209,018  Bank of Scotland NY, 3.06%, 3/5/09                   209,018
125,434  Bank of Scotland NY, 2.96%, 11/3/08                  125,434
418,035  Societe Generale, 3.28%, 9/4/09                      418,035
41,743   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09         41,743
376,232  Svenska Bank NY, 2.7%, 7/8/09                        376,232
125,411  Toronto Dominion Bank NY, 2.75%, 11/5/08             125,411
209,018  Wachovia Corp., 2.79%, 10/30/08                      209,018
41,783   Wachovia Corp., 2.85%, 10/28/08                       41,783
                                                            $4,769,359
         Commercial Paper:
410,511  American Honda Finance Corp., 2.92%, 7/14/09       $ 410,511
416,967  ANZ Bank, 2.64%, 11/5/08                             416,967
418,035  Commonwealth Bank Australia, 3.02%, 7/16/09          418,035
41,673   Dexdel, 2.7%, 11/10/08                                41,673
416,031  JP Morgan Chase & Co., 1.42%, 12/3/08                416,031
41,695   Met Life, Inc., 2.7%, 11/3/08                         41,695
125,401  John Deere Capital Corp., 2.82%, 12/12/08            125,401
418,035  HSBC USA, Inc., 3.2%, 8/14/09                        418,035
418,035  Monumental Global Funding, Ltd., 3.2%, 8/17/09       418,035
376,232  New York Life Global, 2.98%, 9/4/09                  376,232
39,801   Bank Bovespa NY, 2.79%, 3/12/09                       39,801
188,094  General Electric Capital Corp., 4.24%, 1/5/09        188,094
208,968  General Electric Capital Corp., 2.82%, 3/16/09       208,968
209,018  CME Group, Inc., 3.0%, 8/6/09                        209,018
77,312   IBM, 3.18%, 2/13/09                                   77,312
209,018  IBM, 3.18%, 6/26/09                                  209,018
376,232  Met Life Global Funding, 3.19%, 6/12/09              376,232
208,914  Macquarie Bank, Ltd., 2.55%, 10/8/08                 208,914
208,914  Macquarie Bank, Ltd., 2.55%, 10/8/08                 208,914
418,035  U.S. Bank, 2.912%, 8/24/09                           418,035
355,330  Westpac Banking Corp., 3.74%, 6/1/09                 355,330
                                                            $5,582,251
         Tri-party Repurchase Agreements:
836,071  ABN Amro, 1.85%, 10/1/08                           $ 836,071
467,991  Barclays Capital Markets, 2.11%, 9/2/08              467,991
348,123  Deutsche Bank, 2.0%, 10/1/08                         348,123
                                                            $1,652,185
         Other:
46,330   ABS CFAT 2008-A A1, 3.005%, 4/27/09                $  46,330
         Total Securities Lending Collateral                $12,050,125
         Total Temporary Cash Investment
         (Cost  $12,050,125)                                $12,050,125

         TOTAL INVESTMENT IN SECURITIES - 108.6%
         (Cost  $153,130,061)                               $142,608,396

         OTHER ASSETS AND LIABILITIES - (8.6)%              $(11,351,791)

         TOTAL NET ASSETS - 100.0%                          $131,256,605

*        Non-income producing security.

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $153,130,061 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $13,803,585

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value            (24,325,250)

         Net unrealized loss                                  $(10,521,665)

(b)      At September 30, 2008, the following securities were out on loan:

Shares                       Description                       Value
1,900    Alberto-Culver Co. (Class B)                       $  51,756
12,000   Alexion Pharmaceuticals, Inc. *                      471,600
13,500   Advanced Magnetics, Inc. *                           522,855
19,000   BioMarin Pharmaceutical, Inc. *                      503,310
17,000   Cardiome Pharma Corp. *                              129,200
13,500   Cubist Pharmaceuticals, Inc. *                       300,105
135,000  EL Paso Corp.                                       1,722,600
21,100   Insulet Corp. *                                      293,712
2,800    MGM Mirage *                                          79,800
10,000   New York Community Bancorp, Inc.                     167,700
3,150    NRG Energy, Inc. *                                    77,963
29,900   Nuance Communications, Inc. *                        364,481
21,700   Omniture, Inc. *                                     398,412
20,000   PNC Bank Corp.                                      1,494,000
10,000   Simon Property Group                                 970,000
18,500   Teva Pharmaceutical Industries, Ltd.                 847,115
61,200   Titanium Metals Corp.                                694,008
65,000   Time Warner Telecom *                                675,350
31,650   Zions BanCorp.                                      1,224,855
         Total                                              $10,988,822

         FAS 157 Footnote Disclosures
         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments  Other Financial
                                              in Securities  Instruments
Level 1 - Quoted Prices                       $130,558,271       0
Level 2 - Other Significant Observable Inputs   12,050,125       0
Level 3 - Significant Unobservable Inputs                0       0
Total                                         $142,608,396       0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.